Income Tax - Schedule of Effective Income Tax Rate Reconciliation (Detail)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory federal income tax rate				21.00%	21.00%
State taxes, net of federal tax benefit					(2.49%)
Change in fair value of warrant liabilities					(35.05%)
Change in valuation allowance					13.50%
Change in fair value of forward purchase units					3.04%
Income tax provision	29.21%	0.00%	0.00%	3.22%	0.00%